Regulation - ITC (Details) - ITC $ in Millions, $ in Millions				1 Months Ended			12 Months Ended		31 Months Ended
	Apr. 20, 2018	Apr. 19, 2018	Aug. 31, 2016	Nov. 30, 2018	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2016 complaint complaint_period	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Public Utilities, General Disclosures [Line Items]
Approved cost-based formula, annual true-up (period)							2 years
ROE refund liability, initial and second refund periods
Public Utilities, General Disclosures [Line Items]
Number of complaint periods | complaint_period									2
Complaint period									15 months
ROE refund liability, initial complaint
Public Utilities, General Disclosures [Line Items]
Refunds, including interest								$ 118			$ 158
ROE refund liability, second refund period
Public Utilities, General Disclosures [Line Items]
Estimated potential refund							$ 151	$ 145		$ 206	$ 182
FERC
Public Utilities, General Disclosures [Line Items]
Approved cost-based formula (years)							1 year
Approved cost-based formula, annual true-up (period)							2 years
ROE (percent)			12.38%		10.32%
Capital structure of common equity (percent)							60.00%	60.00%
Independence incentive adders included in transmission rates	0.25%	0.50%		0.25%
Adder reduction percent	0.25%
Recommended ROE (percent)						9.70%
FERC | ROE refund liability, initial and second refund periods
Public Utilities, General Disclosures [Line Items]
Complaints (number) | complaint									2
FERC | Minimum
Public Utilities, General Disclosures [Line Items]
ROE (percent)							11.07%	11.32%
Independence incentive adders included in transmission rates		0.50%
FERC | Maximum
Public Utilities, General Disclosures [Line Items]
ROE (percent)					11.35%		12.16%	12.16%
Independence incentive adders included in transmission rates		1.00%
Recommended ROE (percent)						10.68%